Equity - Dividends Declared and Paid (Details) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Dividend declared and paid	$ 7,687	$ 10,360	$ 9,692
Repurchased shares	$ 0	$ 0
Series B shares.
Disclosure of classes of share capital [line items]
Dividend declared and paid per share	$ 0.38333	$ 0.51667	$ 0.48333
Series D shares.
Disclosure of classes of share capital [line items]
Dividend declared and paid per share	$ 0.47917	$ 0.64583	$ 0.60417
Coca-Cola FEMSA
Disclosure of classes of share capital [line items]
Dividend declared and paid	$ 10,588	$ 10,210	$ 7,437